Property and Equipment, Net	12 Months Ended
May 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net, consisted of the following:

	As of May 31,
	2018	2019	2020
	US$	US$	US$
Buildings	156,324	142,047	178,782
Transportation equipment	9,936	9,565	9,172
Furniture and education equipment	128,670	153,674	195,262
Computer equipment and software	65,227	70,995	95,385
Leasehold improvements	349,953	451,105	579,231
Construction in progress	30,921	36,376	44,856

	741,031	863,762	1,102,688
Less: accumulated depreciation	(275,940)	(342,106)	(453,218)
Exchange differences	(15,499)	10,359	22,985

	449,592	532,015	672,455

Depreciation expenses for the years ended May 31, 2018, 2019 and 2020 were US$77,081, US$110,042 and US$146,310, respectively.